Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,280,000.00
Previously Paid Amount	0.00
Total Fee Amount	111.36
Total Offset Amount	0.00
Net Fee	111.36
Narrative - Max Aggregate Offering Price	$ 1,280,000.00
Final Prospectus	true